PROPERTY, PLANT & EQUIPMENT - Disclosure of net book value of property, plant & equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Beginning balance	$ 837,839	$ 742,619
Net additions	201,970
Changes in rehabilitation cost asset	28,164	12,087
Depletion and amortization	(55,731)	(79,123)
Foreign exchange translation	16,998
Ending balance	1,029,240	837,839
Gibraltar Mines [Member]
Disclosure of subsidiaries [line items]
Beginning balance	539,641
Net additions	97,611
Changes in rehabilitation cost asset	28,164
Depletion and amortization	(55,017)
Foreign exchange translation	0
Ending balance	610,399	539,641
Florence Copper [Member]
Disclosure of subsidiaries [line items]
Beginning balance	260,934
Net additions	103,393
Changes in rehabilitation cost asset	0
Depletion and amortization	(338)
Foreign exchange translation	16,998
Ending balance	380,987	260,934
Yellowhead [Member]
Disclosure of subsidiaries [line items]
Beginning balance	21,252
Net additions	698
Changes in rehabilitation cost asset	0
Depletion and amortization	0
Foreign exchange translation	0
Ending balance	21,950	21,252
Aley [Member]
Disclosure of subsidiaries [line items]
Beginning balance	14,316
Net additions	557
Changes in rehabilitation cost asset	0
Depletion and amortization	0
Foreign exchange translation	0
Ending balance	14,873	14,316
Other [Member]
Disclosure of subsidiaries [line items]
Beginning balance	1,696
Net additions	(289)
Changes in rehabilitation cost asset	0
Depletion and amortization	(376)
Foreign exchange translation	0
Ending balance	$ 1,031	$ 1,696